Acquisitions - Schedule of Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014
Acquisitions Disclosure [Abstract]
Cash and cash equivalents	$ 2
Property and equipment	144
Other intangible assets	1
Long-term debt	(64)
Net assets acquired	$ 83